Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 01, 2011
Class N Shares | AQR Diversified Arbitrage Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Dividends on short sales	rr_Component2OtherExpensesOverAssets	1.39%
All other expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	1.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.90%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,540
10 Years	rr_ExpenseExampleYear10	3,250
Annual Return 2009	rr_AnnualReturn2009	8.88%
Annual Return 2010	rr_AnnualReturn2010	4.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
One Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2009
Class N Shares | AQR Diversified Arbitrage Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2009
Class N Shares | AQR Diversified Arbitrage Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2009
Class N Shares | AQR Diversified Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AQR DIVERSIFIED ARBITRAGE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Diversified Arbitrage Fund (the "Fund") seeks long-term absolute (positive) returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 361% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	361.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to outperform, after expenses, the BofA Merrill Lynch 3 Month Treasury Bill Index (the Absolute Return Benchmark) while seeking to control its tracking risk relative to this benchmark. The Absolute Return Benchmark is designed to measure the performance of a high-quality short-term cash-equivalent investment. An investment in the Fund is more volatile than an investment in Treasury Bills, and is also not backed by the full faith and credit of the U.S. government.

The Fund uses a number of arbitrage and alternative investment strategies employed by hedge funds and proprietary trading desks of investment banks, including merger arbitrage, convertible arbitrage, and other kinds of arbitrage or alternative investment strategies described more fully below. In order to pursue these investment strategies, the Fund invests in a diversified portfolio of instruments, including equities, convertible securities, debt securities, warrants, options, swaps, futures contracts, forwards or other types of derivative instruments. The Sub-Adviser tactically allocates the Fund's assets across alternative investment strategies with desirable anticipated returns based on market conditions.

The Sub-Adviser will employ hedging strategies with the intent of (i) reducing the risk associated with each of the arbitrage and alternative strategies; (ii) keeping the overall volatility of the Fund's net asset value low; and (iii) maintaining a low correlation with the overall equity market.

The Fund will also engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. For arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements.

The Fund makes use of derivative instruments, which may be used for hedging purposes, as a substitute for investing in conventional securities and for investment purposes. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index in a cost effective manner.

The Fund has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration. In response to adverse market, economic or other conditions, such as the availability of attractive arbitrage and alternative investment opportunities (or lack thereof), the Fund may temporarily invest a substantial portion of its assets in cash or cash-equivalent securities. During such periods the Fund may not achieve its investment objective.

Examples of Arbitrage and Other Alternative Investment Strategies:

Merger Arbitrage: When engaging in merger arbitrage, the Sub-Adviser buys shares of the "target" company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the Sub-Adviser may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company.

Convertible Arbitrage: When employing a convertible arbitrage strategy, the Sub-Adviser invests in Convertible Securities that are trading at discounts to their fundamental values and attempts to mitigate the various risks associated with investing in the Convertible Securities.

Other Arbitrage Strategies: The Sub-Adviser also may employ other arbitrage strategies, such as "when-issued trading" arbitrage, "stub-trading" arbitrage, "dual-class" arbitrage and "closed-end fund" arbitrage. The Fund may employ additional arbitrage strategies as they arise.

Other Types of Alternative Investment Strategies: The Sub-Adviser also pursues other, non-arbitrage "alternative" investment strategies as the Sub-Adviser sees market opportunities to do so. For example, the Fund expects to invest in "price pressure" trades, credit or distressed investments (short-term debt, distressed securities, bonds and corporate loans), "SPACs" (Special Purpose Acquisition Corporations), "PIPEs" (Private Investments in Public Equities), IPOs (Initial Public Offerings), SEOs (Seasoned Equity Offerings), warrants and spin-offs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Arbitrage or Fundamental Risk: Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as "junk" securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Default Swap Agreements Risk: The Fund intends to enter into credit default swap agreements, credit default index swap agreements and similar agreements as a protection "seller" in order to gain exposure to the credit risk of U.S. and non-U.S. fixed income securities and sovereign debt, as well as mortgage-backed securities. The Fund may also be a "buyer" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Distressed Investments Risk: The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Fund's investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt, corporate loans or other indebtedness of such companies. These investments may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of the issuer. The Adviser's or Sub-Adviser's judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Transactions Risk: The Adviser and Sub-Adviser, from time to time, employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's or Sub-Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's and Sub-Adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser or Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Illiquidity Risk: The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Sub-Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

IPO and SEO Risk: "IPOs" or "New Issues" are initial public offerings of U.S. equity securities. "SEOs" are seasoned (i.e., secondary) equity offerings of U.S. equity securities. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

PIPEs Risk: The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter securities market, a type of investment commonly referred to as a "PIPE" transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund's ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

SPACs Risk: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies ("SPACs") or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity's shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.aqrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares—Total Returns for Year Ended December 31, 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	Lowest Quarterly Return
4.59% (3Q09)	-0.47% (4Q09)
		During the first quarter of 2011, the Fund had a total return of 1.44% for Class N Shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Year Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the Fund's average annual total returns for Class N Shares as of December 31, 2010 to the Absolute Return Benchmark. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class N Shares | AQR Diversified Arbitrage Fund | BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2009

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.50% for Class N Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.